Equity (Incentive Distribution Relinquishments) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Relinquishment of Incentive Distributions	$ 56	$ 95	$ 105	$ 128	$ 137